Interest expense (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Schedule of interest expense

Year ended December 31,	2015	2014	2013
Interest on capital lease obligations	$3,044	$3,103	$2,716
Amortization of deferred financing costs (note 11(c))	1,961	1,594	4,326
Interest on Credit Facility	1,031	1,268	2,424
Interest on Series 1 Debentures	3,986	6,168	12,507
Interest on long term debt	$10,022	$12,133	$21,973
Other interest (income) expense	(142)	102	(276)
	$9,880	$12,235	$21,697